Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2017	May 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	301,640,836	258,792,500
Common stock, shares outstanding	301,640,836	258,792,500